22. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC.	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC.

The Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Long-term investments in subsidiaries”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2016 and 2015, there were no material contingencies, significant capital and other commitments, provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements, if any.

Condensed Balance Sheets

	December 31,
	2016	2015
Assets
Cash and cash equivalents	$671	$135
Prepaid expenses and other current assets	23	16
Investment in subsidiaries, continued operations	46,787	115,752
Investment in subsidiaries, discontinued operations	17,362	66,813
Due from subsidiaries	25,290	71,276
Total assets	$90,133	$253,992

Liabilities
Other payables and accrued liabilities	583	619
Due to Smart Success	66,910	—
Total liabilities	$67,493	$619

Stockholders’ equity
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 23,561,949 shares at December 31, 2016, respectively; and $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 23,550,993 shares at December 31, 2015, respectively	24	24
Additional paid-in capital	136,802	359,960
Accumulated losses	(121,099)	(123,268)
Accumulated other comprehensive income	6,913	16,657
Total stockholders’ equity	22,640	253,373

Total liabilities and stockholders’ equity	$90,133	$253,992

Condensed Statements of Income

	Years ended December 31,
	2016	2015	2014
Equity in profit (loss) of subsidiaries and VIEs, continued	$4,074	$(8,582)	$(23,176)
Equity in profit of subsidiaries and VIEs, discontinued	165	8,205	26,488
Total equity in profit of subsidiaries	4,239	(377)	3,312

General and administrative expenses	2,070	850	1,814
Litigation expense	—	—	4,350
Total operating expenses	2,070	850	6,164

Income from operations	2,169	(1,227)	(2,852)
Net income (loss)	$2,169	$(1,227)	$(2,852)

Condensed Statements of Cash flows

	Years ended December 31,
	2016	2015	2014
Net cash and cash equivalents (used in) operating activities	$(839)	$(481)	$(4,811)
Net cash and cash equivalents provided by investing activities	1,375	498	4,833
Net cash and cash equivalents used in financing activities	—	—	—
Cash and cash equivalents, beginning of the year	135	118	96
Cash and cash equivalents, end of the year	$671	$135	$118